Cash and Cash Equivalents - Summary Of Cash And Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
Short-term deposits	$ 650	$ 504
Cash at banks and on hand	2,488	1,448
Cash and cash equivalents in the statement of financial position	$ 3,138	$ 1,952